Stock-Based Compensation - Stock Options, Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options
Options outstanding, beginning balance (in shares)	3,489
Options granted (in shares)	2,760	2,226
Options exercised (in shares)	(1,045)
Options forfeited (in shares)	(182)
Options outstanding, ending balance (in shares)	5,022	3,489
Weighted-Average Exercise Price
Weighted-Average Exercise Price, outstanding, beginning balance (in USD per share)	$ 0.2160
Weighted-Average Exercise Price, granted (in USD per share)	7.9700
Weighted-Average Exercise Price, exercised (in USD per share)	0.1248
Weighted-Average Exercise Price, forfeited (in USD per share)	0.1466
Weighted-Average Exercise Price, outstanding, ending balance (in USD per share)	$ 4.4914	$ 0.2160
Stock Options, Additional Disclosures
Weighted-Average Remaining Contractual Term, outstanding (in years)	8 years 8 months 26 days
Aggregate Intrinsic Value, outstanding	$ 9,599
Options exercisable (in shares)	1,321
Weighted-Average Exercise Price, exercisable (in USD per share)	$ 0.3962
Weighted-Average Remaining Contractual Term, exercisable (in years)	7 years 25 days
Aggregate Intrinsic Value, exercisable	$ 5,410
Fair value per common share (in USD per share)	$ 1.5100	$ 0.0121